Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Institutional Trust
Entity Central Index Key	0000925723
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000136800
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Intermediate Total Return Bond Fund
Class Name	Class A Shares
Trading Symbol	FGCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Short-Intermediate Total Return Bond Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$64	0.63%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg 1-5 Year US Government/Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks to provide total return which consists of two components: (1) changes in the market value of its portfolio of securities (both realized and unrealized appreciation); and (2) income received from its portfolio of securities.

Top Contributors to Performance

  Sector allocation was the largest contributor to relative performance as the Fund had exposure to trade finance, emerging markets and asset-backed securities and had overweight allocations to corporate debt and underweight allocations to U.S. Treasuries compared to the Index.

  Yield curve positioning contributed to performance relative to the Index as the Fund’s relative exposure to the front end of the Treasury yield curve was adjusted as market conditions and Federal Reserve action expectations changed.

  The Fund’s duration positioning contributed to relative performance, averaging just below neutral against the Index, while shifting from short to long against the Index during the period.

Top Detractors from Performance

  There were no factors that materially detracted from Fund performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class A Shares with sales load	Bloomberg US Aggregate Bond Index	Bloomberg 1-5 Year US Government/Credit Index	Morningstar Short-Term Bond Funds Category Average
8/31/2016	$9,896	$10,000	$10,000	$10,000
8/31/2017	$10,010	$10,049	$10,093	$10,148
8/31/2018	$9,966	$9,944	$10,049	$10,185
8/31/2019	$10,499	$10,955	$10,648	$10,638
8/31/2020	$10,962	$11,665	$11,151	$10,983
8/31/2021	$11,037	$11,655	$11,188	$11,173
8/31/2022	$10,400	$10,313	$10,534	$10,583
8/31/2023	$10,521	$10,189	$10,659	$10,804
8/31/2024	$11,207	$10,933	$11,370	$11,600
8/31/2025	$11,721	$11,276	$11,914	$12,207
8/31/2026	$11,966	$11,489	$12,170	$12,551

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	1.10%	1.42%	1.81%
Class A Shares without sales load	2.09%	1.63%	1.92%
Bloomberg US Aggregate Bond Index	1.89%	(0.29)%	1.40%
Bloomberg 1-5 Year US Government/Credit Index	2.15%	1.70%	1.98%
Morningstar Short-Term Bond Funds Category Average	2.83%	2.37%	2.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/FundInformation
AssetsNet	$ 616,196,356
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 1,310,851
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$616,196,356 Number of Investments181 Portfolio Turnover30% Total Advisory Fees Paid$1,310,851
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Mortgage-Backed Securities	0.1%
Securities Lending Collateral	0.1%
Bank Loan Core Fund	0.3%
Cash Equivalents	0.5%
Mortgage Core Fund	1.9%
Emerging Markets Core Fund	4.7%
Asset-Backed Securities	6.5%
Project and Trade Finance Core Fund	8.6%
Corporate Debt Securities	34.2%
U.S. Treasury Securities	42.6%

Material Fund Change [Text Block]
C000026765
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Intermediate Total Return Bond Fund
Class Name	Institutional Shares
Trading Symbol	FGCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Short-Intermediate Total Return Bond Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$38	0.38%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg 1-5 Year US Government/Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks to provide total return which consists of two components: (1) changes in the market value of its portfolio of securities (both realized and unrealized appreciation); and (2) income received from its portfolio of securities.

Top Contributors to Performance

  Sector allocation was the largest contributor to relative performance as the Fund had exposure to trade finance, emerging markets and asset-backed securities and had overweight allocations to corporate debt and underweight allocations to U.S. Treasuries compared to the Index.

  Yield curve positioning contributed to performance relative to the Index as the Fund’s relative exposure to the front end of the Treasury yield curve was adjusted as market conditions and Federal Reserve action expectations changed.

  The Fund’s duration positioning contributed to relative performance, averaging just below neutral against the Index, while shifting from short to long against the Index during the period.

Top Detractors from Performance

  There were no factors that materially detracted from Fund performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	Bloomberg US Aggregate Bond Index	Bloomberg 1-5 Year US Government/Credit Index	Morningstar Short-Term Bond Funds Category Average
8/31/2016	$10,000	$10,000	$10,000	$10,000
8/31/2017	$10,141	$10,049	$10,093	$10,148
8/31/2018	$10,122	$9,944	$10,049	$10,185
8/31/2019	$10,690	$10,955	$10,648	$10,638
8/31/2020	$11,179	$11,665	$11,151	$10,983
8/31/2021	$11,293	$11,655	$11,188	$11,173
8/31/2022	$10,658	$10,313	$10,534	$10,583
8/31/2023	$10,819	$10,189	$10,659	$10,804
8/31/2024	$11,553	$10,933	$11,370	$11,600
8/31/2025	$12,102	$11,276	$11,914	$12,207
8/31/2026	$12,398	$11,489	$12,170	$12,551

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	2.45%	1.88%	2.17%
Bloomberg US Aggregate Bond Index	1.89%	(0.29)%	1.40%
Bloomberg 1-5 Year US Government/Credit Index	2.15%	1.70%	1.98%
Morningstar Short-Term Bond Funds Category Average	2.83%	2.37%	2.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/FundInformation
AssetsNet	$ 616,196,356
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 1,310,851
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$616,196,356 Number of Investments181 Portfolio Turnover30% Total Advisory Fees Paid$1,310,851
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Mortgage-Backed Securities	0.1%
Securities Lending Collateral	0.1%
Bank Loan Core Fund	0.3%
Cash Equivalents	0.5%
Mortgage Core Fund	1.9%
Emerging Markets Core Fund	4.7%
Asset-Backed Securities	6.5%
Project and Trade Finance Core Fund	8.6%
Corporate Debt Securities	34.2%
U.S. Treasury Securities	42.6%

Material Fund Change [Text Block]
C000136801
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Intermediate Total Return Bond Fund
Class Name	Class R6 Shares
Trading Symbol	SRBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Short-Intermediate Total Return Bond Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$37	0.37%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg 1-5 Year US Government/Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks to provide total return which consists of two components: (1) changes in the market value of its portfolio of securities (both realized and unrealized appreciation); and (2) income received from its portfolio of securities.

Top Contributors to Performance

  Sector allocation was the largest contributor to relative performance as the Fund had exposure to trade finance, emerging markets and asset-backed securities and had overweight allocations to corporate debt and underweight allocations to U.S. Treasuries compared to the Index.

  Yield curve positioning contributed to performance relative to the Index as the Fund’s relative exposure to the front end of the Treasury yield curve was adjusted as market conditions and Federal Reserve action expectations changed.

  The Fund’s duration positioning contributed to relative performance, averaging just below neutral against the Index, while shifting from short to long against the Index during the period.

Top Detractors from Performance

  There were no factors that materially detracted from Fund performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class R6 Shares	Bloomberg US Aggregate Bond Index	Bloomberg 1-5 Year US Government/Credit Index	Morningstar Short-Term Bond Funds Category Average
8/31/2016	$10,000	$10,000	$10,000	$10,000
8/31/2017	$10,142	$10,049	$10,093	$10,148
8/31/2018	$10,123	$9,944	$10,049	$10,185
8/31/2019	$10,692	$10,955	$10,648	$10,638
8/31/2020	$11,183	$11,665	$11,151	$10,983
8/31/2021	$11,299	$11,655	$11,188	$11,173
8/31/2022	$10,664	$10,313	$10,534	$10,583
8/31/2023	$10,827	$10,189	$10,659	$10,804
8/31/2024	$11,562	$10,933	$11,370	$11,600
8/31/2025	$12,112	$11,276	$11,914	$12,207
8/31/2026	$12,398	$11,489	$12,170	$12,551

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class R6 Shares	2.36%	1.87%	2.17%
Bloomberg US Aggregate Bond Index	1.89%	(0.29)%	1.40%
Bloomberg 1-5 Year US Government/Credit Index	2.15%	1.70%	1.98%
Morningstar Short-Term Bond Funds Category Average	2.83%	2.37%	2.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/FundInformation
AssetsNet	$ 616,196,356
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 1,310,851
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$616,196,356 Number of Investments181 Portfolio Turnover30% Total Advisory Fees Paid$1,310,851
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Mortgage-Backed Securities	0.1%
Securities Lending Collateral	0.1%
Bank Loan Core Fund	0.3%
Cash Equivalents	0.5%
Mortgage Core Fund	1.9%
Emerging Markets Core Fund	4.7%
Asset-Backed Securities	6.5%
Project and Trade Finance Core Fund	8.6%
Corporate Debt Securities	34.2%
U.S. Treasury Securities	42.6%

Material Fund Change [Text Block]
C000026764
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Intermediate Total Return Bond Fund
Class Name	Service Shares
Trading Symbol	FGCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Short-Intermediate Total Return Bond Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$64	0.63%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg 1-5 Year US Government/Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks to provide total return which consists of two components: (1) changes in the market value of its portfolio of securities (both realized and unrealized appreciation); and (2) income received from its portfolio of securities.

Top Contributors to Performance

  Sector allocation was the largest contributor to relative performance as the Fund had exposure to trade finance, emerging markets and asset-backed securities and had overweight allocations to corporate debt and underweight allocations to U.S. Treasuries compared to the Index.

  Yield curve positioning contributed to performance relative to the Index as the Fund’s relative exposure to the front end of the Treasury yield curve was adjusted as market conditions and Federal Reserve action expectations changed.

  The Fund’s duration positioning contributed to relative performance, averaging just below neutral against the Index, while shifting from short to long against the Index during the period.

Top Detractors from Performance

  There were no factors that materially detracted from Fund performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Service Shares	Bloomberg US Aggregate Bond Index	Bloomberg 1-5 Year US Government/Credit Index	Morningstar Short-Term Bond Funds Category Average
8/31/2016	$10,000	$10,000	$10,000	$10,000
8/31/2017	$10,116	$10,049	$10,093	$10,148
8/31/2018	$10,072	$9,944	$10,049	$10,185
8/31/2019	$10,611	$10,955	$10,648	$10,638
8/31/2020	$11,079	$11,665	$11,151	$10,983
8/31/2021	$11,155	$11,655	$11,188	$11,173
8/31/2022	$10,510	$10,313	$10,534	$10,583
8/31/2023	$10,632	$10,189	$10,659	$10,804
8/31/2024	$11,326	$10,933	$11,370	$11,600
8/31/2025	$11,834	$11,276	$11,914	$12,207
8/31/2026	$12,081	$11,489	$12,170	$12,551

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 Year	5 Years	10 Years
Service Shares	2.09%	1.61%	1.91%
Bloomberg US Aggregate Bond Index	1.89%	(0.29)%	1.40%
Bloomberg 1-5 Year US Government/Credit Index	2.15%	1.70%	1.98%
Morningstar Short-Term Bond Funds Category Average	2.83%	2.37%	2.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/FundInformation
AssetsNet	$ 616,196,356
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 1,310,851
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$616,196,356 Number of Investments181 Portfolio Turnover30% Total Advisory Fees Paid$1,310,851
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Mortgage-Backed Securities	0.1%
Securities Lending Collateral	0.1%
Bank Loan Core Fund	0.3%
Cash Equivalents	0.5%
Mortgage Core Fund	1.9%
Emerging Markets Core Fund	4.7%
Asset-Backed Securities	6.5%
Project and Trade Finance Core Fund	8.6%
Corporate Debt Securities	34.2%
U.S. Treasury Securities	42.6%

Material Fund Change [Text Block]